Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 15, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000792359
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 15, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Virtus Premium AlphaSector Series,

each a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2011 to the Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

THE PURPOSE OF THIS SUPPLEMENT IS TO CLARIFY THE MANNER IN WHICH THE FUND WILL IMPLEMENT CERTAIN OF ITS INVESTMENT STRATEGIES.

Virtus Premium AlphaSector Series

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the series' Summary Prospectus and the summary section of its Statutory Prospectus:

The series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The series may be invested in exchange traded funds ("ETFs") representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The series has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The series may also invest in stocks of primarily large-cap issuers. The series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the series.

Investors should retain this supplement with the Prospectuses for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000792359_SupplementTextBlock

Virtus Premium AlphaSector Series,

each a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2011 to the Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

THE PURPOSE OF THIS SUPPLEMENT IS TO CLARIFY THE MANNER IN WHICH THE FUND WILL IMPLEMENT CERTAIN OF ITS INVESTMENT STRATEGIES.

Virtus Premium AlphaSector Series

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the series' Summary Prospectus and the summary section of its Statutory Prospectus:

The series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The series may be invested in exchange traded funds ("ETFs") representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The series has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The series may also invest in stocks of primarily large-cap issuers. The series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the series.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Premium AlphaSector Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000792359_SupplementTextBlock

Virtus Premium AlphaSector Series,

each a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2011 to the Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

THE PURPOSE OF THIS SUPPLEMENT IS TO CLARIFY THE MANNER IN WHICH THE FUND WILL IMPLEMENT CERTAIN OF ITS INVESTMENT STRATEGIES.

Virtus Premium AlphaSector Series

The following disclosure hereby replaces the disclosure under "Principal Investment Strategies" in the series' Summary Prospectus and the summary section of its Statutory Prospectus:

The series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The series may be invested in exchange traded funds ("ETFs") representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The series has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The series may also invest in stocks of primarily large-cap issuers. The series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the series.

Investors should retain this supplement with the Prospectuses for future reference.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by NASDAQ. The series may be invested in exchange traded funds ("ETFs") representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The series has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The series may also invest in stocks of primarily large-cap issuers. The series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the series.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011